Share-based payments - Schedule of Share-based Payments (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (19)	$ (16)	$ (60)	$ (53)
Restricted share units (RSUs) and performance share units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(11)	(9)	(37)	(38)
Stock options, employee savings plan and deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (8)	$ (7)	$ (23)	$ (15)